Debt - Schedule of Non-Recourse Debt Obligations of Consolidated Special Purpose Entity Subsidiaries (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2020	Feb. 28, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
Principal amount						$ 350,000	$ 350,000	$ 350,000
Various Debt, Prepayable Twenty-Four Months Prior to Maturity
Debt Instrument [Line Items]
Debt prepayment period without penalty			24 months	24 months	24 months
Various Debt, Prepayable Thirty-Six Months Prior to Maturity
Debt Instrument [Line Items]
Debt prepayment period without penalty			36 months	36 months	36 months
Various Debt, Prepayable Three Months Prior to Maturity
Debt Instrument [Line Items]
Debt prepayment period without penalty			3 months	3 months	3 months
Various Debt, Prepayable Four Months Prior to Maturity
Debt Instrument [Line Items]
Debt prepayment period without penalty			4 months	4 months	4 months
Consolidated Special Purpose Entities | Series 2018-1, Class A-1 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount				$ 150,000
Consolidated Special Purpose Entities | Series 2018-1, Class A-3 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount				50,000
Consolidated Special Purpose Entities | Series 2015-1, Class A-2 Due April 2025 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount				270,000
Consolidated Special Purpose Entities | Series 2015-1, Class A-2 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			$ 270,000
Consolidated Special Purpose Entities | Series 2016-1, Class A-1 (2016) Due Oct 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			200,000	200,000
Consolidated Special Purpose Entities | Series 2019-1, Class A-1 Due Nov 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			82,000	82,000
Consolidated Special Purpose Entities | Series 2019-1, Class A-3 Due Nov 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			46,000	46,000
Consolidated Special Purpose Entities | Series 2016-1, Class A-2 (2017) Due April 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			135,000	135,000
Consolidated Special Purpose Entities | Series 2018-1 Class A-2 Due October 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			228,000	228,000
Consolidated Special Purpose Entities | Series 2018-1 Class A-4 Due October 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			164,000	164,000
Consolidated Special Purpose Entities | Series 2023-1 Class A-1 Due May 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			346,000	346,000
Consolidated Special Purpose Entities | Series 2023-1 Class A-2 Due May 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			182,000	182,000
Consolidated Special Purpose Entities | Series 2021-1, Class A-1 Notes Due June 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount				168,500
Consolidated Special Purpose Entities | Series 2021-1, Class A-3 Notes Due June 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			89,000	89,000
Consolidated Special Purpose Entities | Series 2021-1, Class A-2 Notes Due June 2033 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			168,500	168,500
Consolidated Special Purpose Entities | Series 20211 Class A4 Notes Due June 2033 [Member] | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			89,000
Consolidated Special Purpose Entities | Series 2019-1, Class A-2 Due Nov 2034 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			244,000	244,000
Consolidated Special Purpose Entities | Series 2019-1, Class A-4 Due Nov 2034 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			136,000	136,000
Consolidated Special Purpose Entities | Series 2024-1, Class A-1Notes Due Apr. 2029 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			74,400	74,400
Consolidated Special Purpose Entities | Series 2024-1, Class A-2 Notes Due Apr. 2031 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			260,600	260,600
Consolidated Special Purpose Entities | Series 2024-1, Class A-4 Notes Due Apr. 2031 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			89,400	89,400
Consolidated Special Purpose Entities | $10,075 note issued March 2014 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Principal amount				10,075
Consolidated Special Purpose Entities | $65,000 note issued June 2016 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Principal amount			65,000	65,000
Consolidated Special Purpose Entities | $41,690 note issued March 2019 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Principal amount			41,690	41,690
Consolidated Special Purpose Entities | $6,350 notes issued March 2019 (assumed in December 2020) | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Principal amount				6,350
Consolidated Special Purpose Entities | $6,350 notes issued March 2019 (assumed in December 2020) | Non-recourse Debt Obligations
Debt Instrument [Line Items]
Principal amount			6,350
Consolidated Special Purpose Entities | Master Funding Series 2024-1 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Proceeds from issuance mortage notes		$ 450,000
Consolidated Special Purpose Entities | Notes issued March 2025 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Proceeds from issuance mortage notes	$ 350,000
Consolidated Special Purpose Entities | Series 2024-1, Class A-3 Notes Due Apr. 2029 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			25,600	25,600
Consolidated Special Purpose Entities | Series2021-1 Class A-4 Notes Due June 2033 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount				$ 89,000
Consolidated Special Purpose Entities | Series 2025-1, Class A-4 Notes Due Sep. 2030 [Member] | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			17,800
Consolidated Special Purpose Entities | Series 2025-1, Class A-2 Due Sep. 2032 [Member] | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			268,000
Consolidated Special Purpose Entities | Series 2025-1, Class A-5 Notes Due Sep. 2032 [Member] | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			44,500
Consolidated Special Purpose Entities | Series 2025-1, Class A-3 Notes Due Sep. 2035 [Member] | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			160,800
Consolidated Special Purpose Entities | Series 2025-1, Class A-6 Notes Due Sep. 2035 [Member] | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			26,700
Consolidated Special Purpose Entities | Series 2025-1, Class A-1 Notes Due Sep. 2030 [Member] | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Principal amount			$ 107,200